Segment Information (details) - Assets by Segment - USD ($) $ in Millions	Mar. 31, 2017	Dec. 31, 2016
Assets by segment
Total assets	$ 101,246	$ 100,245
Reportable Segments [Member]
Assets by segment
Total assets	100,901	99,882
Reportable Segments [Member] | Business Insurance [Member]
Assets by segment
Total assets	76,835	75,730
Reportable Segments [Member] | Bond & Specialty Insurance [Member]
Assets by segment
Total assets	8,728	8,726
Reportable Segments [Member] | Personal Insurance [Member]
Assets by segment
Total assets	15,338	15,426
Other assets [Member]
Assets by segment
Total assets	$ 345	$ 363